Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended
	Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.59%	8.88%	8.61%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.73%	10.02%	7.95%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.91%	7.26%	8.61%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.07%
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.47%	12.46%	10.26%
Performance Inception Date	May 31, 2018
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.68%	11.00%	9.22%
Reinhart Genesis PMV Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.52%	9.68%	8.09%
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.19%	12.17%	9.97%
Performance Inception Date	May 31, 2018